UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1513

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Regional
Bank Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 25


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income as
a secondary objec-
tive by normally
investing at least
80% of its assets in
stocks of regional
banks and lending
companies, includ-
ing commercial and
industrial banks,
savings and loan
associations and
bank holding
companies.

Over the last six months

* The stock market produced modest results amid challenging conditions of rising oil prices and interest rates.

* Higher interest rates, a flatter yield curve and a dry-up in bank mergers contributed to financial stocks' lagging the overall market, especially bank stocks.

* The Fund's focus on regional banks was the primary factor in its underperformance versus the more diversified benchmark and peer group average.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 4% with -4% at the bottom and 4% at the top. The first bar represents the -2.57% total return for Class A. The second bar represents the -2.90% total return for Class
B. The third bar represents the -2.90% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 3.6%   Wachovia Corp.
 3.5%   North Fork Bancorp., Inc.
 3.4%   Bank of America Corp.
 3.4%   Zions Bancorp.
 3.3%   U.S. Bancorp.
 3.2%   SunTrust Banks, Inc.
 3.2%   Wells Fargo & Co.
 3.1%   Compass Bancshares, Inc.
 3.1%   JPMorgan Chase & Co.
 3.1%   Marshall & Ilsley Corp.

As a percentage of net assets on April 30, 2005.

MANAGERS'
REPORT

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE,
PORTFOLIO MANAGERS

JOHN HANCOCK
Regional Bank Fund

After a strong rally in the fourth quarter of 2004, the stock market tried, but failed, to maintain its upward trend in 2005. As a result, the broad market, as measured by the Standard & Poor's 500 Index, produced a modest 3.28% return for the six months ended April 30, 2005. The bulk of the positive return came in the first two months of the period, as investors grew increasingly wary in 2005 for a variety of reasons. Oil prices rose to historic highs and the Federal Reserve Board continued to raise short-term interest rates, albeit at a measured pace and off of historic lows. Nonetheless, the rate hikes were enough to spark doubts about their potential negative impact on corporate earnings and the economy.

"...the stock market tried, but
 failed, to maintain its upward
 trend in 2005."

Financial stocks fell behind the overall market, primarily due to the rising rate environment and by a flattening yield curve, as short-term rates rose faster than those at the longer end. During the six-month period, the spread between the 2-year and 10-year Treasury notes compressed by 92 basis points. Worries about a squeeze on banks' net interest margins put downward pressure on bank stocks. Investment banks and other market-sensitive companies fared better, with the market's late-year rally and heightened underwriting and merger and acquisition activity. While underwriting dropped off in 2005 as the market softened, merger and acquisition activity remained fairly robust. Part of the financial sector's underperformance stemmed from negative news headlines that hit some of the sector's largest players, such as Fannie Mae and American International Group. For the six months ended April 30, 2005, the Standard & Poor's Financial Index returned 0.66%.

Fund performance

For the six months ended April 30, 2005, John Hancock Regional Bank Fund's Class A, Class B and Class C shares produced total returns of -2.57%, -2.90% and -2.90%, respectively, at net asset value. That compared with the 0.84% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Jim Schmidt, Lisa Welch and Tom Finucane, flush right next to first paragraph.]

Rising rates, merger slowdown hurt banks

Our focus on the regional bank sector caused us to lag the more diversified benchmark S&P 500 Financial Index and our broader-based Lipper peer group average. In addition to the double whammy of higher rates and a flat yield curve, banks suffered from a significant slowdown in merger activity in the period, after a strong 12 months of deals. We believe this merger dry-up was due in part to high valuations, especially among smaller banks, that caused potential buyers to stay away. The valuation gap between small- and large-cap banks has narrowed, perhaps paving the way for more deal activity later this year. We also believe that the impact of complying with the provisions of the Sarbanes-Oxley legislation took much of senior managements' attention during the period -- leaving little time or inclination to negotiate a merger. As investors, we are dismayed at the high cost of compliance with Sarbanes-Oxley and feel that, particularly among smaller banks, these costs are vastly out of proportion to any resulting benefit.

There was one merger in the period, involving Hibernia, which was bought by Capital One for $33 per share in cash and stock, a 24% premium to where the stock had been trading the day before the announcement. Hibernia was among the Fund's top performers, as was Wachovia, whose acquisition last year of SouthTrust began to produce cost savings, much to the market's liking.

"Our focus on the regional bank
 sector caused us to lag the more
 diversified benchmark..."

Leaders and laggards

While not many of our names had stock price increases, a few did contribute positively to performance. These included Zions Bancorp., one of our long-time favorite mid caps which had strong first quarter earnings. Also, the bank is commercially focused and is considered to be asset-sensitive, meaning that its earnings rise as interest rates rise. Mercantile Bancshares and Commerce Bancshares also fit this asset-sensitive category, and they, too, served us well.

[Table at top left-hand side of page entitled "Industry dictribution2."
The first listing is Regional banks--63%, the second is Diversified banks - 15%, the third is Asset management & custody banks - 8%, the fourth is Thrifts & mortgage finance - 6%, the fifth is Other diversified financial services - 6% and the sixth is All other - 1%.


Although the Fund has relatively few non-bank financial holdings, several of them were among our top contributors, including brokerage firm Lehman Brothers and life insurance company Prudential Financial.

The biggest detractors from performance included banks that had earnings disappointments either due to sluggish revenue growth and/or high operating expenses. Among this group were TCF Financial, Bank of New York, JPMorgan Chase and State Street Corp. In addition, as a whole, our small- and mid-cap holdings performed worse than the large-cap group.

[Pie chart just below the middle of page with heading "Portfolio diversification2." The chart is divided into two sections (from top to right): Common stocks 99%, and Short-term investments & other 1%. ]

A look ahead

We expect the banks that we own to report earnings gains averaging 8% for the year 2005. Although a flattening yield curve might take a few basis points out of net interest margins, this should be counterbalanced by benefits of the long-awaited resurgence in commercial lending. The level of problem credits and loan charge-offs remains very low; although it is inevitable that loan losses will increase at some point, we do not expect that to happen this year. The degree to which higher earnings will translate into higher stock prices is somewhat dependent on the overall strength of the economy. If GDP growth slows, as some recent data suggests, equity investors might gravitate to bank stocks as a way to avoid earnings disappointments in other sectors. In a more rapidly growing economy (i.e. GDP growth at 4%-5%) it is likely that the earnings growth of the market will exceed that of the banks and consequently the stocks may lag in performance.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Wachovia followed by an up arrow with the phrase "SouthTrust deal progressing well." The second listing is Zions Bancorp. followed by an up arrow with the phrase "Asset-sensitive commercial bank." The third listing is TCF Financial followed by a down arrow with the phrase "Disappointing earnings hurt stock."]

Over the longer term, we remain optimistic about the opportunities to earn favorable returns by investing in bank equities. Although the earnings growth of many of our holdings is not spectacular, it is relatively consistent and predictable. During the last several years, the value of a regional banking franchise -- in terms of branch offices, distribution capabilities and customer relationships -- has been reaffirmed. Moreover, consolidation continues in the industry as the number of commercial banks in the nation is now 7,630 compared to over 14,000 at the Fund's inception in 1985. Over the next decade, we expect the number of banks in the United States to drop below 5,000. During the nearly twenty years that we have been managing the Fund, we have found merger activity to be beneficial not only by allowing us to realize premiums in transactions, but also by making the industry more efficient, profitable and shareholder oriented. This should continue to work in our favor over the upcoming years.

"Over the longer term, we remain
 optimistic about the opportunities to
 earn favorable returns by investing in
 bank equities."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C
Inception date                 1-3-92      10-4-85       3-1-99

Average annual returns with maximum sales charge (POP)
One year                         4.86%        4.68%        8.64%
Five years                      11.84        11.96        12.21
Ten years                       13.23        13.19           --
Since inception                    --           --         5.35

Cumulative total returns with maximum sales charge (POP)
Six months                      -7.45        -7.31        -3.78
One year                         4.86         4.68         8.64
Five years                      74.99        75.95        77.91
Ten years                      246.33       245.15           --
Since inception                    --           --        37.89

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Standard & Poor's 500 Financial Index and is equal to $40,787 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $36,459 as of April 30, 2005. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $34,633 as of April 30, 2005. The fourth line represents the Standard & Poor's 500 Index and is equal to $26,562 as of April 30, 2005.]


                                    Class B 1    Class C 1
Period beginning                    4-30-95       3-1-99
Regional Bank Fund                  $34,515      $13,789
Index 1                              26,562       10,265
Index 2                              40,787       13,257

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor's 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the S&P 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A                $974.30                  $6.61
Class B                 971.00                   9.95
Class C                 971.00                   9.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,018.10                  $6.76
Class B               1,014.70                  10.17
Class C               1,014.70                  10.17

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.04% and 2.04% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                        Shares            Value
Common stocks 98.83%                                                                                   $2,230,960,844
(Cost $840,042,279)

Asset Management & Custody Banks 7.92%                                                                    178,765,850
Bank of New York Co., Inc. (The) (NY)                                                       2,073,898      57,944,710
Mellon Financial Corp. (PA)                                                                 1,829,054      50,646,505
Northern Trust Corp. (IL)                                                                     252,500      11,370,075
State Street Corp. (MA)                                                                     1,272,000      58,804,560

Consumer Finance 0.17%                                                                                      3,752,500
MBNA Corp. (DE)                                                                               190,000       3,752,500

Diversified Banks 14.86%                                                                                  335,297,973
Bank of America Corp. (NC)                                                                  1,718,770      77,413,401
Comerica, Inc. (MI)                                                                           165,697       9,487,810
Toronto-Dominion Bank (The) (Canada)                                                          528,310      21,127,117
U.S. Bancorp. (MN)                                                                          2,657,987      74,157,837
Wachovia Corp. (NC)                                                                         1,576,977      80,709,683
Wells Fargo & Co. (CA)                                                                      1,207,910      72,402,125

Investment Banking & Brokerage 0.20%                                                                        4,528,907
Lehman Brothers Holdings, Inc. (NY)                                                            42,500       3,898,100
Piper Jaffray Cos., Inc. (MN) (I)                                                              22,814         630,807

Life & Health Insurance 0.59%                                                                              13,287,375
Prudential Financial, Inc. (NJ)                                                               232,500      13,287,375

Other Diversified Financial Services 5.91%                                                                133,446,232
Citigroup, Inc. (NY)                                                                        1,297,290      60,920,738
EuroBancshares, Inc. (Puerto Rico) (I)                                                        238,170       3,348,670
JPMorgan Chase & Co. (MA)                                                                   1,949,192      69,176,824

Regional Banks 62.73%                                                                                   1,416,195,230
Alabama National Bancorp. (AL)                                                                129,600       7,410,528
AmSouth Bancorp. (AL)                                                                       1,131,910      29,791,871
BB&T Corp. (NC)                                                                             1,026,432      40,246,399

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                        Shares            Value
Regional Banks (continued)
BOK Financial Corp. (OK)                                                                      123,500      $5,168,475
Bryn Mawr Bank Corp. (PA)                                                                     337,800       6,441,846
Cardinal Financial Corp. (VA) (I)                                                             248,800       1,990,400
Cascade Bancorp. (OR)                                                                          30,604         593,106
Chittenden Corp. (VT)                                                                       1,094,357      27,479,304
City Holding Co. (WV)                                                                         112,756       3,626,233
City National Corp. (CA)                                                                      535,800      37,773,900
CoBiz, Inc. (CO)                                                                               22,950         385,560
Colonial BancGroup, Inc. (The) (AL)                                                           735,100      16,216,306
Columbia Bancorp. (OR)                                                                         35,250         638,377
Columbia Banking System, Inc. (WA)                                                             65,680       1,541,510
Commerce Bancshares, Inc. (MO)                                                              1,226,162      59,088,747
Commercial Bankshares, Inc. (FL)                                                              284,456      10,581,763
Community Bancorp. (NV) (I)                                                                    28,330         680,487
Compass Bancshares, Inc. (AL)                                                               1,650,125      70,988,377
Cullen/Frost Bankers, Inc. (TX)                                                             1,334,850      57,825,702
Dearborn Bancorp., Inc. (MI) (I)                                                              107,656       2,819,511
F.N.B. Corp. (PA)                                                                             290,257       5,500,370
Fifth Third Bancorp. (OH)                                                                   1,373,727      59,757,124
First Horizon National Corp. (TN)                                                           1,334,300      55,413,479
First Midwest Bancorp., Inc. (IL)                                                             121,000       3,951,860
First Republic Bank (CA)                                                                      260,614       8,154,612
First State Bancorp. (NM)                                                                      15,000         262,500
FirstMerit Corp. (OH)                                                                           8,550         209,732
Fulton Financial Corp. (PA)                                                                 1,002,464      20,901,374
Glacier Bancorp., Inc. (MT)                                                                    10,000         267,700
Hancock Holding Co. (MS)                                                                      544,094      16,224,883
Hibernia Corp. (Class A) (LA)                                                                 489,300      15,280,839
Hudson United Bancorp. (NJ)                                                                   398,759      13,661,483
Independent Bank Corp. (MA)                                                                   735,000      20,168,400
Independent Bank Corp. (MI)                                                                   266,000       7,267,120
KeyCorp (OH)                                                                                  723,934      24,005,651
Lakeland Financial Corp. (IN)                                                                  18,000         635,400
M&T Bank Corp. (NY)                                                                           570,153      58,982,328
Marshall & Ilsley Corp. (WI)                                                                1,619,689      69,063,539
MB Financial, Inc. (IL)                                                                       309,000      11,238,330
Mercantile Bankshares Corp. (MD)                                                              918,050      46,646,121
National City Corp. (OH)                                                                    1,865,812      63,362,976
North Fork Bancorp., Inc. (NY)                                                              2,813,381      79,196,675

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                        Shares            Value
Regional Banks (continued)
Oriental Financial Group (Puerto Rico)                                                         56,765        $791,872
Placer Sierra Bancshares (CA)                                                                  39,450         916,029
PNC Financial Services Group, Inc. (PA)                                                       859,900      45,772,477
Prosperity Bancshares, Inc. (TX)                                                              104,000       2,657,200
Provident Bankshares Corp. (MD)                                                               164,389       4,813,310
Regions Financial Corp. (AL)                                                                  388,100      12,997,469
Republic Bancorp., Inc. (MI)                                                                  136,400       1,729,552
Sandy Spring Bancorp., Inc. (MD)                                                                7,000         217,420
Seacoast Banking Corp. of Florida (FL)                                                        548,790      10,130,663
Sky Financial Group, Inc. (OH)                                                                261,000       6,812,100
SNB Bancshares, Inc. (TX) (I)                                                                 255,660       2,704,883
Southwest Bancorp., Inc. (OK)                                                                  21,000         396,060
Sterling Bancshares, Inc. (TX)                                                                434,145       5,830,567
SunTrust Banks, Inc. (GA)                                                                     996,337      72,563,224
Susquehanna Bancshares, Inc. (PA)                                                             508,693      10,697,814
TCF Financial Corp. (MN)                                                                    2,562,884      64,815,336
TD Banknorth Inc. (ME)                                                                      1,101,114      33,914,311
Texas Regional Bancshares, Inc. (Class A) (TX)                                                827,125      23,051,974
Texas United Bancshares, Inc. (TX)                                                            127,900       2,207,554
TriCo Bancshares (CA)                                                                         655,150      12,493,711
Trustmark Corp. (MS)                                                                          167,000       4,595,840
UnionBanCal Corp. (CA)                                                                        259,800      15,993,288
Virginia Commerce Bancorp., Inc. (VA) (I)                                                      36,662         982,908
Virginia Financial Group, Inc. (VA)                                                            27,774         902,655
Westamerica Bancorp. (CA)                                                                     433,075      21,627,766
Whitney Holding Corp. (LA)                                                                    391,820      17,737,691
Zions Bancorp. (UT)                                                                         1,105,250      77,400,658

Thrifts & Mortgage Finance 6.45%                                                                          145,686,777
Astoria Financial Corp. (NY)                                                                  553,050      14,661,356
Countrywide Financial Corp. (CA)                                                              324,998      11,761,678
Fannie Mae (DC)                                                                               347,650      18,755,718
MAF Bancorp., Inc. (IL)                                                                       301,743      12,184,382
New York Community Bancorp, Inc. (NY)                                                         125,000       2,212,500
Sovereign Bancorp, Inc. (PA)                                                                   80,000       1,645,600
Washington Federal, Inc. (WA)                                                               1,126,098      25,100,724
Washington Mutual, Inc. (WA)                                                                1,392,711      57,546,819
Webster Financial Corp. (CT)                                                                   40,000       1,818,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 0.62%                                                                              $14,113,000
(Cost $14,113,000)

Joint Repurchase Agreement 0.62%                                                                           14,113,000
Investment in a joint repurchase agreement
transaction with Bank of America Corp. --
Dated 04-29-05 due 05-02-05 (secured
by U.S. Treasury STRIPS due 11-15-10
thru 08-15-25)                                                                   2.85%        $14,113      14,113,000

Total investments 99.45%                                                                               $2,245,073,844

Other assets and liabilities, net 0.55%                                                                   $12,359,638

Total net assets 100.00%                                                                               $2,257,433,482



(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $854,155,279)                      $2,245,073,844
Cash                                                                      502
Receivable for investments sold                                    13,595,544
Receivable for shares sold                                            568,847
Dividends and interest receivable                                   4,540,816
Other assets                                                          238,398

Total assets                                                    2,264,017,951

Liabilities
Payable for investments purchased                                     639,000
Payable for shares repurchased                                      3,312,630
Payable to affiliates
Management fees                                                     1,395,527
Distribution and service fees                                         112,979
Other                                                                 557,323
Other payables and accrued expenses                                   567,010

Total liabilities                                                   6,584,469

Net assets
Capital paid-in                                                   728,340,440
Accumulated net realized gain on investments                      135,006,205
Net unrealized appreciation of investments                      1,390,918,565
Accumulated net investment income                                   3,168,272

Net assets                                                     $2,257,433,482

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,734,512,194 [DIV] 43,382,561 shares)                       $39.98
Class B ($475,213,567 [DIV] 11,992,761 shares)                         $39.63
Class C ($47,707,721 [DIV] 1,203,861 shares)                           $39.63

Maximum offering price per share
Class A 1 ($39.98 [DIV] 95%)                                           $42.08

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $27,115)           $34,513,563
Interest                                                              472,849

Total investment income                                            34,986,412

Expenses
Investment management fees                                          9,050,703
Class A distribution and service fees                               2,504,025
Class B distribution and service fees                               3,471,891
Class C distribution and service fees                                 254,695
Transfer agent fees                                                 2,603,563
Accounting and legal services fees                                    272,619
Miscellaneous                                                         202,341
Custodian fees                                                        194,423
Printing                                                              166,114
Trustees' fees                                                         48,547
Professional fees                                                      40,773
Registration and filing fees                                           35,757

Total expenses                                                     18,845,451

Net investment income                                              16,140,961

Realized and unrealized gain (loss)

Net realized gain on investments                                  135,558,017
Change in net unrealized appreciation (depreciation)
of investments                                                   (213,528,887)

Net realized and unrealized loss                                  (77,970,870)

Decrease in net assets from operations                           ($61,829,909)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                       Year            Period
                                                      ended             ended
                                                   10-31-04 1         4-30-05 1
Increase (decrease) in net assets
From operations

Net investment income                           $27,878,582       $16,140,961
Net realized gain                               251,977,455       135,558,017
Change in net unrealized
appreciation (depreciation)                      42,174,602      (213,528,887)
Increase (decrease) in net assets
resulting from operations                       322,030,639       (61,829,909)

Distributions to shareholders
From net investment income
Class A                                         (18,974,588)      (13,928,434)
Class B                                          (7,219,395)       (2,845,886)
Class C                                            (360,499)         (232,850)
From net realized gain
Class A                                         (74,105,496)     (148,426,758)
Class B                                         (75,072,870)      (71,341,211)
Class C                                          (3,429,590)       (4,733,588)
                                               (179,162,438)     (241,508,727)
From Fund share transactions                   (186,361,392)       37,371,182

Net assets
Beginning of period                           2,566,894,127     2,523,400,936

End of period 2                              $2,523,400,936    $2,257,433,482

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment income of $4,034,481and $3,168,272, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                   10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                              $51.21      $41.44      $40.09      $37.81      $42.80      $45.33
Net investment income 2                            0.78        0.60        0.45        0.53        0.61        0.33
Net realized and unrealized
gain (loss) on investments                        (5.49)       2.04        2.55        7.10        5.07       (1.25)
Total from
investment operations                             (4.71)       2.64        3.00        7.63        5.68       (0.92)
Less distributions
From net investment income                        (0.81)      (0.60)      (0.46)      (0.52)      (0.58)      (0.35)
From net realized gain                            (4.25)      (3.39)      (4.82)      (2.12)      (2.57)      (4.08)
                                                  (5.06)      (3.99)      (5.28)      (2.64)      (3.15)      (4.43)
Net asset value, end of period                   $41.44      $40.09      $37.81      $42.80      $45.33      $39.98
Total return 3 (%)                                (8.62)       6.90        7.50       21.67       14.13       (2.57) 4

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $788        $797        $930      $1,214      $1,587      $1,735
Ratio of expenses
to average net assets (%)                          1.37        1.28        1.35        1.39        1.34        1.34 5
Ratio of net investment income
to average net assets (%)                          2.01        1.42        1.14        1.43        1.44        1.58 5
Portfolio turnover (%)                                5          23           7           2           5           2

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                   10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                              $50.94      $41.20      $39.84      $37.55      $42.48      $44.96
Net investment income 2                            0.50        0.31        0.19        0.26        0.30        0.16
Net realized and unrealized
gain (loss) on investments                        (5.46)       2.02        2.52        7.06        5.04       (1.22)
Total from
investment operations                             (4.96)       2.33        2.71        7.32        5.34       (1.06)
Less distributions
From net investment income                        (0.53)      (0.30)      (0.18)      (0.27)      (0.29)      (0.19)
From net realized gain                            (4.25)      (3.39)      (4.82)      (2.12)      (2.57)      (4.08)
                                                  (4.78)      (3.69)      (5.00)      (2.39)      (2.86)      (4.27)
Net asset value, end of period                   $41.20      $39.84      $37.55      $42.48      $44.96      $39.63
Total return 3 (%)                                (9.26)       6.15        6.77       20.83       13.32       (2.90) 4

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $2,172      $1,900      $1,491      $1,298        $885        $475
Ratio of expenses
to average net assets (%)                          2.07        1.98        2.03        2.09        2.04        2.04 5
Ratio of net investment income
to average net assets (%)                          1.31        0.73        0.46        0.72        0.70        0.78 5
Portfolio turnover (%)                                5          23           7           2           5           2

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                   10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                              $50.94      $41.20      $39.84      $37.56      $42.48      $44.96
Net investment income 2                            0.32        0.30        0.17        0.27        0.30        0.18
Net realized and unrealized
gain (loss) on investments                        (5.28)       2.03        2.54        7.04        5.04       (1.24)
Total from
investment operations                             (4.96)       2.33        2.71        7.31        5.34       (1.06)
Less distributions
From net investment income                        (0.53)      (0.30)      (0.17)      (0.27)      (0.29)      (0.19)
From net realized gain                            (4.25)      (3.39)      (4.82)      (2.12)      (2.57)      (4.08)
                                                  (4.78)      (3.69)      (4.99)      (2.39)      (2.86)      (4.27)
Net asset value, end of period                   $41.20      $39.84      $37.56      $42.48      $44.96      $39.63
Total return 3 (%)                                (9.26)       6.15        6.78       20.79       13.32       (2.90) 4
Ratios and supplemental data
Net assets, end of period
(in millions)                                       $34         $39         $38         $56         $52         $48
Ratio of expenses
to average net assets (%)                          2.07        1.98        2.05        2.09        2.04        2.04 5
Ratio of net investment income
to average net assets (%)                          1.30        0.71        0.44        0.72        0.72        0.85 5
Portfolio turnover (%)                                5          23           7           2           5           2


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $35,202,525 and long-term capital gains $143,959,913. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee
and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next

$500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the
Fund's average daily net asset value in excess of $2,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $577,943 with regard to sales of Class A shares. Of this amount, $91,332 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $414,845 was paid as sales commissions to unrelated broker-dealers and $71,766 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $331,485 for Class B shares and $3,404 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $272,619. The Fund also paid the Adviser the amount of $313 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated

Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                                          Year ended 10-31-04                   Period ended 4-30-05 1
                                 Shares                Amount           Shares                Amount
Class A shares
Sold                         10,066,889          $426,492,225        8,642,804          $362,139,312
Distributions reinvested      2,065,209            84,727,581        3,481,070           147,813,847
Repurchased                  (5,478,366)         (232,463,550)      (3,746,278)         (157,115,861)
Net increase                  6,653,732          $278,756,256        8,377,596          $352,837,298

Class B shares
Sold                          1,153,194           $48,973,779          436,955           $18,540,727
Distributions reinvested      1,861,609            75,455,944        1,604,147            67,717,908
Repurchased                 (13,884,088)         (583,163,888)      (9,731,823)         (404,053,847)
Net decrease                (10,869,285)        ($458,734,165)      (7,690,721)        ($317,795,212)

Class C shares
Sold                            340,370           $14,434,998          147,397            $6,201,959
Distributions reinvested         88,721             3,597,292          110,412             4,658,050
Repurchased                    (584,153)          (24,415,773)        (206,359)           (8,530,913)
Net increase (decrease)        (155,062)          ($6,383,483)          51,450            $2,329,096

Net increase (decrease)      (4,370,615)        ($186,361,392)         738,325           $37,371,182


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $37,539,387 and $208,848,302, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $854,445,749. Gross unrealized appreciation and depreciation of investments aggregated $1,402,756,253 and $12,128,158, respectively, resulting in net unrealized appreciation of $1,390,628,095. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 49,245,283 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                     WITHHELD
                                         FOR        AUTHORITY
----------------------------------------------------------------------
James F. Carlin                   48,411,941          833,342
Richard P. Chapman, Jr.           48,384,973          860,310
William H. Cunningham             48,425,480          819,803
Ronald R. Dion                    48,387,864          857,419
Charles L. Ladner                 48,431,667          813,616
Dr. John A. Moore                 48,401,464          843,819
Patti McGill Peterson             48,422,243          823,040
Steven R. Pruchansky              48,415,165          830,118
James A. Shepherdson              48,397,448          847,835

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                           Express mail:
          John Hancock                            John Hancock
          Signature Services, Inc.                Signature Services, Inc.
          1 John Hancock Way, Suite 1000          Mutual Fund Image Operations
          Boston, MA 02217-1000                   529 Main Street
                                                  Charlestown, MA 02129

Phone     Customer service representatives        1-800-225-5291
          24-hour automated information           1-800-338-8080
          TDD line                                1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Regional Bank Fund.

010SA  4/05
       6/05

JOHN HANCOCK
Small Cap
Equity Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

For more information
page 33


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson,

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks capi-
tal appreciation by
normally investing
at least 80% of its
assets in equity
securities of small-
capitalization
companies in the
range of the Russell
2000 Index.

Over the last six months

* Stocks overcame higher interest rates and rising oil prices to post modest gains overall, but small-cap stocks lagged.

* An overweight in information technology and disappointing stock selection among health care stocks caused the portfolio to underperform its benchmark index and peer group.

* Economically sensitive stocks -- particularly energy, industrials and consumer discretionary -- contributed positively to performance.


[Bar chart with heading "John Hancock Small Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 1% with -3% at the bottom and 0% at the top. The first bar represents the -2.13% total return for Class A. The second bar represents the -2.50% total return for Class
B. The third bar represents the -2.50% total return for Class C. The fourth bar represents the -1.86% total return for Class I. The fifth bar represents the -2.19% total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

3.7%   Euronet Worldwide, Inc.
3.0%   Headwaters, Inc.
2.6%   Intermagnetics General Corp.
2.4%   Oshkosh Truck Corp.
2.4%   ResMed, Inc.
2.3%   Stratasys, Inc.
2.3%   TETRA Technologies, Inc.
2.2%   Measurement Specialties, Inc.
2.1%   Yankee Candle Co., Inc. (The)
2.0%   Engineered Support Systems, Inc.

As a percentage of net assets on April 30, 2005.

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Small Cap Equity Fund

U.S. stocks gained ground during the six months ended April 30, 2005, but small-cap stocks lagged the broader market. Stocks began the period with a strong rally, rebounding in the wake of the presidential election. However, the market reversed course in January as investors grew concerned about the rapid rise of oil and other commodity prices, a series of short-term interest rate increases by the Federal Reserve and mixed results from the economy and corporate earnings.

Overall, the broad Standard & Poor's 500 Index returned 3.28% for the six-month period, while the Russell 2000 Index, a measure of small-cap stocks, returned -0.15%. Growth stocks continued to underperform value across all market capitalizations, but especially in the small-cap segment of the market -- the Russell 2000 Growth Index returned -1.98%, compared with the 1.52% return of the Russell 2000 Value Index.

Fund performance

For the six months ended April 30, 2005, John Hancock Small Cap Equity Fund's Class A, Class B, Class C, Class I and Class R shares posted total returns of -2.13%, -2.50%, -2.50%, -1.86% and -2.19%, respectively, at net asset value. These results trailed the -0.79% return of the average small-cap growth fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

"U.S. stocks gained ground during
 the six months ended April 30,
 2005, but small-cap stocks lagged
 the broader market."

Portfolio strategy review

Despite the volatility in the market during the period, we remained true to our investment approach, with an emphasis on balance, discipline and opportunity. Balance comes from diversification across economic sectors and earnings growth rates -- slow, medium and fast. Discipline is the criteria we have established to select investments for the portfolio -- high-quality, small-cap companies with experienced management teams, market leadership, healthy balance sheets, increasing profit margins and an extensive history of earnings growth. Opportunity represents our willingness to trim positions in outperforming stocks and add to holdings experiencing a downturn.


[Photos of Alan Norton and Henry Mehlman, flush right next to first paragraph.]


Cyclical stocks produce the best results

The leading sectors in the portfolio were those that typically benefit the most from a growing economy, including energy, materials, industrials and consumer discretionary. Energy, which was the best-performing sector in the Russell 2000, was a portfolio overweight, reflecting our positive long-term outlook and expectations for strong growth in global demand. The top performer in this sector, and one of the best contributors to overall portfolio performance, was ATP Oil & Gas. This unique company purchases and develops already-discovered oil reserves that are too small for the big oil companies to develop profitably.

The portfolio was also overweight industrial and materials stocks during the period. One of the top contributors was Allegheny Technologies, a metals manufacturer that specializes in aerospace-related stainless steel products. Allegheny benefited from higher demand and a sharp rise in steel prices. Heavy-duty truck manufacturer Oshkosh Truck also posted a strong return as increased demand for fire and emergency trucks boosted results.

"The leading sectors in the portfolio
 were those that typically benefit the
 most from a growing economy..."

Stock selection was most successful in the consumer discretionary sector. Beazer Homes USA, a homebuilder based in Atlanta, continued to benefit from the strong housing market. Other favorable picks included mattress maker Select Comfort and theater and film company Imax.

Technology mixed but lower

Information technology remained the largest sector weighting in the portfolio. Unfortunately, technology stocks posted the biggest declines in the market during the period, and the portfolio's overweight position was one of the reasons it underperformed its benchmark and Lipper peer group. Stock selection was mixed -- both the best and worst individual performance contributors in the portfolio came from the technology sector -- but slightly positive overall.


[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Industrials - 25%, the second is Financials - 18%, the third is Information technology - 16%, the fourth is Health care - 15%, the fifth is Consumer discretionary - 9%, the sixth is Materials - 7%, the seventh is Energy - 5%, the eighth is Consumer staples - 3% and the ninth is Telecommunication services - 2%..]


The top contributor to portfolio performance was Euronet Worldwide, an operator of ATM networks primarily in Eastern Europe and India. Euronet continued to produce solid operating results, capturing new business and raising its profit outlook. Given the remarkable performance of this stock over the past two years, we chose to take profits and eliminate it from the portfolio.

The biggest detractor from performance was Seachange International, which makes video-on-demand systems for cable operators. The company reported lower-than-expected earnings as a result of delayed orders.

Health care detracts from performance

Stock selection in the health care sector also weighed on performance relative to the Russell 2000. The portfolio's health care stocks declined as a group (the health care sector of the index posted a slightly positive return), and three of the bottom five performance contributors in the portfolio were health care names.


[Pie chart just below middle of page with heading "Portfolio diversification 2." The chart illustrates 100% Common stocks. ]


One of the largest performance detractors in the portfolio was biotechnology concern AtheroGenics, which makes an anti-inflammatory drug that helps reduce plaque in arteries. Although the results from its most recent clinical trial on the drug were positive, they failed to meet the market's expectations and the stock sold off as a result.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performanceand what's behind the numbers." The first listing is ResMed followed by an up arrow with the phrase "Products treat sleep apnea, a growing and underpenetrated market." The second listing is Emulex followed by an up arrow with the phrase "Demand for the company's storage network adapters increased significantly." The third listing is Rae Systems followed by a down arrow with the phrase "Maker of radiation sensors and detection devices reported disappointing earnings thanks to rising costs."]


Another disappointing performer was Epix Medical, a biotechnology company specializing in contrast agents used with MRIs. Epix declined after the FDA asked for more data instead of giving final approval for one of the company's key products.

Outlook

We have a constructive outlook for the stock market in the near term. After a pessimistic start to the year, the market is positioned to benefit from a potent brew of supportive factors. We have seen anecdotal evidence of increases in job growth and capital expenditures, which should help keep the economy growing at a moderate but solid pace. Inflation has increased somewhat -- largely due to oil -- but remains benign overall, and the Fed appears to be nearly done with its series of interest rate hikes.

"We have a constructive outlook for
 the stock market in the near term."

We see some parallels between the market's recent performance and the market environment a decade ago. The Fed ramped up short-term interest rates in 1994, and the stock market experienced a mid-cycle downturn in early 1995. However, the market got back on track and finished the year with a gain of more than 30%. Although we don't anticipate that kind of performance for 2005, we do think the current environment is promising for stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C      Class I 1    Class R 1
Inception date                 1-3-94       1-3-94       5-1-98      8-15-01       8-5-03

Average annual returns with maximum sales charge (POP)
One year                        -0.76%       -1.24%        2.76%        5.12%        4.43%
Five years                      -5.46        -5.49        -5.15           --           --
Ten years                        9.55         9.50           --           --           --
Since inception                    --           --         5.37        -3.94        14.03

Cumulative total returns with maximum sales charge (POP)
Six months                      -7.00        -7.37        -3.47        -1.86        -2.19
One year                        -0.76        -1.24         2.76         5.12         4.43
Five years                     -24.47       -24.61       -23.22           --           --
Ten years                      148.85       147.82           --           --           --
Since inception                    --           --        44.21       -13.85        25.61

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Standard & Poor's SmallCap 600 Index and is equal to $32,841 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Equity Fund, before sales charge, and is equal to $26,200 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Small Cap Equity Fund, after sales charge, and is equal to $24,885 as of April 30, 2004. The fourth line represents the Russell 2000 Index and is equal to $24,864 as of April 30, 2005.]


                             Class B 1    Class C 1    Class I 2    Class R 2
Period beginning             4-30-95       5-1-98      8-15-01       8-5-03

Small Cap Equity Fund        $24,782      $14,421       $8,615      $12,561
Index 1                       24,864       13,065       12,682       12,916
Index 2                       32,841       15,806       13,756       13,697

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor's SmallCap 600 Index -- Index 2 -- is an unmanaged index of 600 U.S. small-sized companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 10-31-04                   on 4-30-05              ended 4-30-05 1

Class A                          $978.70                      $7.22
Class B                           975.00                      10.57
Class C                           975.00                      10.57
Class I                           981.40                       4.25
Class R                           978.10                       7.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 10-31-04                   on 4-30-05              ended 4-30-05 1

Class A                        $1,017.50                      $7.36
Class B                         1,014.10                      10.78
Class C                         1,014.10                      10.78
Class I                         1,020.51                       4.33
Class R                         1,017.44                       7.42

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.46%, 2.16%, 2.16%, 0.86% and 1.48% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Issuer                                                               Shares           Value
Common stocks 100.68%                                                          $404,548,675
(Cost $357,143,893)

Aerospace & Defense 3.14%                                                        12,599,450
Argon ST, Inc. (I)                                                  160,000       4,520,000
Engineered Support Systems, Inc.                                    228,750       8,079,450

Biotechnology 1.60%                                                               6,448,450
AtheroGenics, Inc. (I)                                              155,000       1,664,700
Martek Biosciences Corp. (I)                                        125,000       4,783,750

Broadcasting & Cable TV 1.25%                                                     5,020,940
XM Satellite Radio Holdings, Inc. (Class A) (I)                     181,000       5,020,940

Building Products 2.09%                                                           8,404,947
Modtech Holdings, Inc. (I)                                          360,318       2,886,147
Simpson Manufacturing Co., Inc. (I)                                 204,400       5,518,800

Casinos & Gaming 1.13%                                                            4,560,000
Alliance Gaming Corp. (I)                                           400,000       4,560,000

Communications Equipment 2.62%                                                   10,528,125
Inter-Tel, Inc.                                                     200,000       3,808,000
SeaChange International, Inc. (I)                                   525,000       5,410,125
Sirenza Microdevices, Inc. (I)                                      500,000       1,310,000

Computer Hardware 3.39%                                                          13,604,628
Stratasys, Inc. (I)                                                 345,550       9,347,128
Trident Microsystems, Inc. (I)                                      250,000       4,257,500

Construction & Farm Machinery & Heavy Trucks 3.73%                               14,979,765
Joy Global, Inc.                                                    152,500       5,165,175
Oshkosh Truck Corp. (U)                                             130,600       9,814,590

Construction Materials 3.02%                                                     12,116,630
Headwaters, Inc. (I)                                                379,000      12,116,630

See notes to
financial statements.


10


FINANCIAL STATEMENTS

Issuer                                                               Shares           Value
Diversified Commercial Services 2.83%                                           $11,363,450
Quixote Corp.                                                       235,000       4,730,550
Universal Technical Institute, Inc. (I)                             190,000       6,632,900

Diversified Financial Services 5.98%                                             24,018,832
Asset Acceptance Capital Corp. (I)                                  181,850       3,718,832
Euronet Worldwide, Inc. (I)(U)                                      500,000      14,780,000
FTI Consulting, Inc. (I)                                            250,000       5,520,000

Drug -- Retail 1.15%                                                              4,612,500
Matrixx Initiatives, Inc. (I)                                       410,000       4,612,500

Electrical Components & Equipment 5.43%                                          21,816,409
Brush Engineered Materials, Inc. (I)                                330,000       4,722,300
Intermagnetics General Corp. (I)                                    429,866      10,557,509
Medis Technologies Ltd. (I)                                         490,000       6,536,600

Electronic Equipment Manufacturers 7.80%                                         31,354,847
Cognex Corp.                                                        360,000       7,862,400
Excel Technology, Inc. (I)                                          114,792       2,409,484
FARO Technologies, Inc. (I)                                         262,300       7,042,755
II-VI, Inc. (I)                                                     359,800       5,112,758
Measurement Specialties, Inc. (I)                                   402,500       8,927,450

Health Care Equipment 8.34%                                                      33,500,357
BioLase Technology, Inc. (I)                                        376,100       2,474,738
EPIX Pharmaceuticals, Inc. (I)                                      265,000       1,794,050
Kensey Nash Corp. (I)                                               171,600       4,715,568
Kyphon, Inc. (I)                                                    125,000       3,268,750
ResMed, Inc. (I)                                                    152,400       9,464,040
Somanetics Corp. (I)                                                225,000       2,992,500
Sonosite, Inc.                                                      214,900       6,254,665
Techne Corp. (I)                                                     60,700       2,536,046

Health Care Services 2.29%                                                        9,219,250
Allscripts Healthcare Solutions, Inc. (I)                           325,000       4,254,250
HealthExtras, Inc. (I)                                              300,000       4,965,000

Homebuilding 1.25%                                                                5,020,713
Beazer Homes USA, Inc. (I)                                           20,000         912,000
Orleans Homebuilders, Inc.                                          236,950       4,108,713

Household Products 2.10%                                                          8,456,497
Yankee Candle Co., Inc. (The) (I)                                   304,300       8,456,497

See notes to
financial statements.


11


FINANCIAL STATEMENTS

Issuer                                                               Shares           Value
Industrial Machinery 3.33%                                                      $13,379,163
Kaydon Corp.                                                        255,000       6,997,200
RAE Systems, Inc. (I)                                               680,000       1,904,000
Raven Industries, Inc.                                              235,002       4,477,963

Internet Software & Services 2.48%                                                9,973,000
Opsware, Inc. (I)                                                   800,000       3,824,000
SafeNet, Inc. (I)                                                   220,000       6,149,000

Leisure Products 1.75%                                                            7,051,880
Winnebago Industries, Inc.                                          242,000       7,051,880

Life & Health Insurance 1.25%                                                     5,021,245
Scottish Re Group Ltd. (Cayman Islands)                             213,852       5,021,245

Movies & Entertainment 1.94%                                                      7,805,000
Imax Corp. (Canada) (I)                                           1,000,000       7,805,000

Oil & Gas Drilling 2.32%                                                          9,325,350
TETRA Technologies, Inc. (I)                                        345,000       9,325,350

Oil & Gas Equipment & Services 4.09%                                             16,439,349
ATP Oil & Gas Corp. (I)                                             216,700       4,435,849
Grant Prideco, Inc. (I)                                             290,000       6,423,500
Superior Energy Services, Inc. (I)                                  375,000       5,580,000

Oil & Gas Exploration & Production 1.87%                                          7,494,358
KCS Energy, Inc. (I)                                                170,000       2,386,800
Quicksilver Resources, Inc. (I)(U)                                   35,000       1,796,550
Warren Resources, Inc. (I)                                          386,800       3,311,008

Packaged Foods & Meats 0.79%                                                      3,185,379
Galaxy Nutritional Foods, Inc. (I)(W)                             1,441,348       3,185,379

Pharmaceuticals 1.47%                                                             5,901,000
Medicis Pharmaceutical Corp. (Class A)                              210,000       5,901,000

Property & Casualty Insurance 3.15%                                              12,643,400
Infinity Property & Casualty Corp.                                  170,000       5,516,500
ProAssurance Corp. (I)                                              190,000       7,126,900

Regional Banks 6.42%                                                             25,813,311
Boston Private Financial Holdings, Inc.                             150,000       3,351,000
IBERIABANK Corp.                                                     83,900       4,781,461
Pacific Mercantile Bancorp (I)                                      335,000       4,103,750
Southwest Bancorp. of Texas, Inc.                                   200,000       3,320,000
Umpqua Holdings Corp.                                               255,000       5,666,100
Wintrust Financial Corp.                                            100,000       4,591,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS

Issuer                                                               Shares           Value
Semiconductor Equipment 1.71%                                                    $6,852,000
FormFactor, Inc. (I)                                                300,000       6,852,000

Specialty Chemicals 1.04%                                                         4,174,550
Cabot Microelectronics Corp. (I)                                    145,000       4,174,550

Specialty Stores 1.51%                                                            6,083,000
Select Comfort Corp. (I)                                            275,000       6,083,000

Steel 1.41%                                                                       5,667,200
Allegheny Technologies, Inc. (I)(U)                                 253,000       5,667,200

Technology Distributors 1.55%                                                     6,244,200
Global Imaging Systems (I)                                          180,000       6,244,200

Trucking 0.91%                                                                    3,642,750
Celadon Group, Inc. (I)                                             225,000       3,642,750

Wireless Telecommunication Services 2.55%                                        10,226,750
EMS Technologies, Inc. (I)                                          200,000       2,258,000
Radyne ComStream, Inc. (I)                                          425,000       3,247,000

Spectralink Corp.                                                   425,000       4,721,750

                                                                Interest          Par value
Issuer, description, maturity date                              rate                  (000)          Value
----------------------------------------------------------------------------------------------------------
Short-term investments 1.92%                                                                    $7,714,000
(Cost $7,714,000)

Joint Repurchase Agreement 1.92%                                                                 7,714,000
Investment in a joint repurchase agreement transaction
with Bank of America Corp. -- Dated 4-29-05 due
5-2-05 (secured by U.S. Treasury STRIPS due
11-15-10 thru 8-15-25)                                          2.85%                $7,714      7,714,000

Total investments 102.60%                                                                     $412,262,675

Other assets and liabilities, net (2.60%)                                                     ($10,427,712)

Total net assets 100.00%                                                                      $401,834,963

See notes to
financial statements.


13


FINANCIAL STATEMENTS

Issuer                                                               Shares           Value
Investments sold short                                                            7,492,750
(Proceeds $7,822,758)

Oil & Gas Drilling                                                                7,492,750
Energy Select Sector SPDR Fund                                       75,000       3,041,250
Oil Service HOLDRs Trust                                             50,000       4,451,500


(I) Non-income-producing security.

(U) All or a portion of this security is pledged as collateral for written call options.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value
Unaffiliated issuers (cost $358,358,742)            $409,077,296
Affiliated issuers (cost $6,499,151)                   3,185,379
Cash                                                         127
Receivable for shares sold                               193,719
Dividends and interest receivable                         15,139
Other assets                                              27,567

Total assets                                         412,499,227

Liabilities
Payable for investments purchased                      1,387,353
Payable for shares repurchased                         1,095,425
Payable for options written, at value
(premiums received $74,147)                               46,750
Payable for investments sold short, at value
(proceeds $7,822,758)                                  7,492,750
Payable to affiliates
Management fees                                          243,069
Distribution and service fees                             26,802
Other                                                    263,955
Other payables and accrued expenses                      108,160

Total liabilities                                     10,664,264

Net assets
Capital paid-in                                      631,108,685
Accumulated net realized loss on investments,
options written and foreign currency transactions   (273,912,973)
Net unrealized appreciation of investments and
options written                                       47,762,187
Accumulated net investment loss                       (3,122,936)

Net assets                                          $401,834,963

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($194,361,678 [DIV] 11,427,270 shares)            $17.01
Class B ($138,274,753 [DIV] 8,631,494 shares)             $16.02
Class C ($47,428,002 [DIV] 2,960,215 shares)              $16.02
Class I ($20,568,684 [DIV] 1,179,398 shares)              $17.44
Class R ($1,201,846 [DIV] 70,802 shares)                  $16.97
Maximum offering price per share
Class A 1 ($17.01 [DIV] 95%)                              $17.91

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends                                                            $856,049
Interest                                                              115,676

Total investment income                                               971,725

Expenses
Investment management fees                                          1,618,754
Class A distribution and service fees                                 328,573
Class B distribution and service fees                                 819,271
Class C distribution and service fees                                 282,899
Class R distribution and service fees                                   1,097
Class A, B and C transfer agent fees                                  878,966
Class I transfer agent fees                                             5,579
Class R transfer agent fees                                             1,228
Printing                                                               56,833
Accounting and legal services fees                                     51,291
Custodian fees                                                         46,181
Miscellaneous                                                          46,156
Registration and filing fees                                           33,591
Professional fees                                                      22,463
Trustees' fees                                                          7,267

Total expenses                                                      4,200,149
Less expense reductions                                              (112,316)

Net expenses                                                        4,087,833

Net investment loss                                                (3,116,108)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                        18,010,930
Options written                                                       (66,231)
Foreign currency transactions                                         (16,135)
Change in net unrealized appreciation (depreciation) of
Investments                                                       (21,726,078)
Investments sold short                                                330,008
Options written                                                       (19,507)

Net realized and unrealized loss                                   (3,487,013)

Decrease in net assets from operations                            ($6,603,121)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

                                                      Year        Period
                                                     ended         ended
                                                  10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment loss                            ($5,654,181)  ($3,116,108)
Net realized gain                               43,115,347    17,928,564
Change in net unrealized
appreciation (depreciation)                     14,956,057   (21,415,577)
Increase (decrease) in net assets
resulting from operations                       52,417,223    (6,603,121)

From Fund share transactions                   (94,966,738)  (52,281,724)

Net assets
Beginning of period                            503,269,323   460,719,808

End of period 2                               $460,719,808  $401,834,963

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $6,828 and $3,122,936, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          10-31-00 1  10-31-01 1    10-31-02 1  10-31-03    10-31-04     4-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $17.27      $22.07        $16.59      $11.43      $15.61      $17.38
Net investment loss 3                                    (0.18)      (0.18)        (0.16)      (0.12)      (0.13)      (0.10)
Net realized and unrealized
gain (loss) on investments                                6.35       (3.49)        (4.83)       4.30        1.90       (0.27)
Total from
investment operations                                     6.17       (3.67)        (4.99)       4.18        1.77       (0.37)
Less distributions
From net realized gain                                   (1.37)      (1.81)        (0.17)         --          --          --
Net asset value, end of period                          $22.07      $16.59        $11.43      $15.61      $17.38      $17.01
Total return 4 (%)                                       37.75      (18.02)       (30.44)      36.57       11.34 5     (2.13) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $276        $353          $201        $220        $213        $194
Ratio of expenses
to average net assets (%)                                 1.36        1.35          1.58        1.83        1.48        1.46 7
Ratio of adjusted expenses
to average net assets 8 (%)                                 --          --            --          --        1.51        1.51 7
Ratio of net investment loss
to average net assets (%)                                (0.77)      (0.95)        (1.00)      (0.91)      (0.79)      (1.04) 7
Portfolio turnover (%)                                      36          66            44          52          54          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                          10-31-00 1  10-31-01 1    10-31-02 1  10-31-03   10-31-04      4-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $16.98      $21.51        $16.02      $10.96     $14.85       $16.43
Net investment loss 3                                    (0.31)      (0.31)        (0.26)      (0.19)     (0.24)       (0.15)
Net realized and unrealized
gain (loss) on investments                                6.21       (3.37)        (4.63)       4.08       1.82        (0.26)
Total from
investment operations                                     5.90       (3.68)        (4.89)       3.89       1.58        (0.41)
Less distributions
From net realized gain                                   (1.37)      (1.81)        (0.17)         --         --           --
Net asset value, end of period                          $21.51      $16.02        $10.96      $14.85     $16.43       $16.02
Total return 4 (%)                                       36.73      (18.58)       (30.90)      35.49      10.64 5      (2.50) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $249        $288          $175        $191       $168         $138
Ratio of expenses
to average net assets (%)                                 2.06        2.05          2.28        2.53       2.18         2.16 7
Ratio of adjusted expenses
to average net assets 8 (%)                                 --          --            --          --       2.21         2.21 7
Ratio of net investment loss
to average net assets (%)                                (1.38)      (1.65)        (1.70)      (1.61)     (1.48)       (1.75) 7
Portfolio turnover (%)                                      36          66            44          52         54           18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                          10-31-00 1  10-31-01 1    10-31-02 1  10-31-03   10-31-04      4-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $16.97      $21.51        $16.02      $10.96     $14.86       $16.43
Net investment loss 3                                    (0.34)      (0.30)        (0.26)      (0.20)     (0.24)       (0.15)
Net realized and unrealized
gain (loss) on investments                                6.25       (3.38)        (4.63)       4.10       1.81        (0.26)
Total from
investment operations                                     5.91       (3.68)        (4.89)       3.90       1.57        (0.41)
Less distributions
From net realized gain                                   (1.37)      (1.81)        (0.17)         --         --           --
Net asset value, end of period                          $21.51      $16.02        $10.96      $14.86     $16.43       $16.02
Total return 4 (%)                                       36.82      (18.58)       (30.90)      35.58      10.57 5      (2.50) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $49         $96           $63         $74        $59          $47
Ratio of expenses
to average net assets (%)                                 2.07        2.05          2.28        2.52       2.17         2.16 7
Ratio of adjusted expenses
to average net assets 8 (%)                                 --          --            --          --       2.20         2.21 7
Ratio of net investment loss
to average net assets (%)                                (1.50)      (1.62)        (1.70)      (1.61)     (1.47)       (1.74) 7
Portfolio turnover (%)                                      36          66            44          52         54           18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                                          10-31-01 1,9  10-31-02    10-31-03    10-31-04    4-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $20.44        $16.61      $11.53      $15.86     $17.77
Net investment loss 3                                       -- 10      (0.09)      (0.02)      (0.03)     (0.04)
Net realized and unrealized
gain (loss) on investments                               (3.83)        (4.82)       4.35        1.94      (0.29)
Total from
investment operations                                    (3.83)        (4.91)       4.33        1.91      (0.33)
Less distributions
From net realized gain                                      --         (0.17)         --          --         --
Net asset value, end of period                          $16.61        $11.53      $15.86      $17.77     $17.44
Total return 4 (%)                                      (18.74) 6     (29.91)      37.55       12.04      (1.86) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 11        $14         $17         $21        $21
Ratio of expenses
to average net assets (%)                                 0.87 7        1.28        1.03        0.86       0.86 7
Ratio of net investment loss
to average net assets (%)                                (0.06) 7      (0.69)      (0.12)      (0.19)     (0.44) 7
Portfolio turnover (%)                                      66            44          52          54         18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS R SHARES

Period ended                                          10-31-03 9    10-31-04     4-30-05 2
Per share operating performance
Net asset value,
beginning of period                                     $13.51        $15.60      $17.35
Net investment loss 3                                    (0.03)        (0.16)      (0.09)
Net realized and unrealized
gain (loss) on investments                                2.12          1.91       (0.29)
Total from
investment operations                                     2.09          1.75       (0.38)
Net asset value, end of period                          $15.60        $17.35      $16.97
Total return 4 (%)                                       15.47 6       11.22       (2.19) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 11         -- 11       $1
Ratio of expenses
to average net assets (%)                                 1.66 7        1.62        1.48 7
Ratio of net investment loss
to average net assets (%)                                (0.86) 7      (0.96)      (1.01) 7
Portfolio turnover (%)                                      52            54          18

 1 Audited by previous auditor.

 2 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class I and Class R shares began operations on 8-15-01 and 8-5-03, respectively.

10 Less than $0.01 per share.

11 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Small Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into

U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

Written options for the period ended April 30, 2005, were as follows:

                                    NUMBER OF CONTRACTS   PREMIUMS RECEIVED
---------------------------------------------------------------------------
Outstanding, beginning of period                    950            $152,554
Options written                                   3,950             651,274
Options closed                                   (1,600)           (302,847)
Options expired                                  (1,800)           (271,292)
Options exercised                                (1,050)           (155,542)
Outstanding, end of period                          450             $74,147

Summary of written options outstanding on April 30, 2005:


NAME OF                        NUMBER OF          EXERCISE
ISSUER                         CONTRACTS             PRICE          EXPIRATION DATE          VALUE
--------------------------------------------------------------------------------------------------
CALLS
Allegheny Technology, Inc.           100            $25.00             May 23, 2005         $3,000
Euronet Worldwide, Inc.              200             30.00            June 20, 2005         33,000
Oshkosh Truck Corp.                   50             85.00             May 23, 2005          1,250
Quick Silver Resources, Inc.         100             55.00             May 23, 2005          9,500
Total                                450                                                   $46,750

Short Sales

The Fund, in "selling short", sells borrowed securities, which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the Fund's Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $291,835,381 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $744,101, October 31, 2010 -- $225,533,650 and October 31, 2011 -- $65,557,630. Availability of
a certain amount of the loss carryforward, which was acquired on June 28, 2002, in a merger may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $109,487 with regard to sales of Class A shares. Of this amount, $9,277 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $88,773 was paid as sales commissions to unrelated broker-dealers and $11,437 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $265,598 for Class B shares and $4,847 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $112,316 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $51,291. The Fund also paid the adviser the amount of $225 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 7,402 Class R shares of beneficial interest of the Fund on April 30, 2005.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 10-31-04              Period ended 4-30-05 1
                              Shares           Amount          Shares            Amount
Class A shares
Sold                       4,354,941      $73,506,236       1,529,272       $28,189,793
Repurchased               (6,213,844)    (105,220,155)     (2,356,225)      (43,384,318)
Net decrease              (1,858,903)    ($31,713,919)       (826,953)     ($15,194,525)

Class B shares
Sold                       1,324,621      $21,198,527         314,429        $5,480,582
Repurchased               (4,001,520)     (63,865,487)     (1,893,950)      (32,921,183)
Net decrease              (2,676,899)    ($42,666,960)     (1,579,521)     ($27,440,601)

Class C shares
Sold                         837,184      $13,631,792         123,277        $2,153,275
Repurchased               (2,240,237)     (35,709,497)       (746,618)      (12,986,597)
Net decrease              (1,403,053)    ($22,077,705)       (623,341)     ($10,833,322)

Class I shares
Sold                         321,910       $5,576,219         124,803        $2,379,228
Repurchased                 (242,946)      (4,166,792)       (120,136)       (2,269,500)
Net increase                  78,964       $1,409,427           4,667          $109,728

Class R shares
Sold                           5,226          $86,789          63,388        $1,167,234
Repurchased                     (265)          (4,370)         (4,949)          (90,238)
Net increase                   4,961          $82,419          58,439        $1,076,996
Net decrease              (5,854,930)    ($94,966,738)     (2,966,709)     ($52,281,724)

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $80,987,481 and $122,133,381, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $364,857,893. Gross unrealized appreciation and depreciation of investments aggregated $83,908,371 and $36,503,589, respectively, resulting in net unrealized appreciation of $47,404,782.

Note E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2005, is set forth below.

                              Beginning          Ending
                                  share           share          Realized          Dividend          Ending
Affiliate                        amount          amount              gain            income           value
Galaxy Nutritional Foods, Inc.
bought: none sold: none       1,441,348       1,441,348                --                --      $3,185,379

Note F
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 24,159,285 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                    WITHHELD
                                        FOR        AUTHORITY
------------------------------------------------------------
James F. Carlin                  23,770,860          388,425
Richard P. Chapman, Jr.          23,770,390          388,895
William H. Cunningham            23,711,668          447,617
Ronald R. Dion                   23,765,775          393,510
Charles L. Ladner                23,771,896          387,389
Dr. John A. Moore                23,723,384          435,901
Patti McGill Peterson            23,718,651          440,634
Steven R. Pruchansky             23,770,090          389,195
James A. Shepherdson             23,727,576          431,709

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                 Balanced Fund
                       Classic Value Fund
                       Core Equity Fund
                       Focused Equity Fund
                       Greater China Opportunities Fund
                       Growth Trends Fund
                       International Fund
                       Large Cap Equity Fund
                       Large Cap Select Fund
                       Mid Cap Growth Fund
                       Multi Cap Growth Fund
                       Small Cap Fund
                       Small Cap Equity Fund
                       Small Cap Growth Fund
                       Sovereign Investors Fund
                       U.S. Global Leaders Growth Fund

---------------------------------------------------------
Sector                 Financial Industries Fund
                       Health Sciences Fund
                       Real Estate Fund
                       Regional Bank Fund
                       Technology Fund

---------------------------------------------------------
Income                 Bond Fund
                       Government Income Fund
                       High Income Fund
                       High Yield Fund
                       Investment Grade Bond Fund
                       Strategic Income Fund

---------------------------------------------------------
Tax-Free Income        California Tax-Free Income Fund
                       High Yield Municipal Bond Fund
                       Massachusetts Tax-Free Income Fund
                       New York Tax-Free Income Fund
                       Tax-Free Bond Fund

---------------------------------------------------------
Money Market           Money Market Fund
                       U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com.
Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone                On the Fund's Web site         On the SEC's Web site

1-800-225-5291          www.jhfunds.com/proxy          www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,  USMC (Ret.)
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet        www.jhfunds.com

Mail            Regular mail:                     Express mail:
                John Hancock                      John Hancock
                Signature Services, Inc.          Signature Services, Inc.
                1 John Hancock Way, Suite 1000    Mutual Fund Image Operations
                Boston, MA 02217-1000             529 Main Street
                                                  Charlestown, MA 02129

Phone           Customer service representatives  1-800-225-5291
                24-hour automated information     1-800-338-8080
                TDD line                          1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Small Cap Equity Fund.

370SA 4/05
      6/05

JOHN HANCOCK
Financial
Industries Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29

Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
capital appreciation
by normally invest
ing at least 80%
of its assets in
stocks of U.S. and
foreign financial
services companies
of any size.

Over the last six months

* The stock market produced modest results amid challenging conditions of rising oil prices and interest rates.

* Higher interest rates, a flatter yield curve and a dry-up in bank mergers contributed to financial stocks' lagging the overall market, especially bank stocks.

* An underweight in banks and overweight in investment bankers helped the Fund outperform its peer group average and index.


[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.29% total return for Class A. The second bar represents the 1.93% total return for Class B.
 The third bar represents the 1.87% total return for Class C. The fourth bar represents the 2.57% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

 5.4%   Citigroup, Inc.
 4.3%   Merrill Lynch & Co., Inc.
 4.2%   Bank of America Corp.
 3.8%   Goldman Sachs Group, Inc. (The)
 3.7%   JPMorgan Chase & Co.
 3.6%   American Express Co.
 3.6%   Wells Fargo & Co.
 3.5%   Wachovia Corp.
 3.5%   State Street Corp.
 2.7%   Prudential Financial, Inc.

As a percentage of net assets on April 30, 2005.

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Financial Industries Fund

After a strong rally in the fourth quarter of 2004, the stock market tried, but failed, to maintain its upward trend in 2005. As a result, the broad market, as measured by the Standard & Poor's 500 Index, produced a modest 3.28% return for the six months ended April 30, 2005. The bulk of the positive return came in the first two months of the period as investors grew increasingly wary in 2005. Oil prices rose to historic highs and the Federal Reserve Board continued to raise short-term interest rates, albeit at a measured pace and off of historic lows. Nonetheless, the rate hikes were enough to spark doubts about their potential negative impact on corporate earnings and the economy.

"Financial stocks fell behind the
 overall market, primarily due to
 the rising rate environment..."

Financial stocks fell behind the overall market, primarily due to the rising rate environment and by a flattening yield curve, as short-term rates rose faster than those at the longer end. Worries about a squeeze on mortgage companies' and banks' net interest margins put downward pressure on their stocks. Investment banks and other market-sensitive companies fared better, with the market's late-year rally and heightened underwriting and merger and acquisition activity. While underwriting dropped off in 2005 as the market softened, merger and acquisition activity remained fairly robust. Life and health insurance companies also turned in solid results because they were viewed as safe havens and had no taint of scandal. Part of the financial sector's underperformance stemmed from negative news headlines that hit some of the sector's largest players, such as Fannie Mae and American International Group. For the six months ended April 30, 2005, the Standard & Poor's Financial Index returned 0.66%.

Fund performance

For the six months ended April 30, 2005, John Hancock Financial Industries Fund's Class A, Class B, Class C and Class I shares posted total returns of 2.29%, 1.93%, 1.87% and 2.57%, respectively, at net asset value. These results compare favorably with the Fund's benchmark S&P Financial Index and the 0.84% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.


[Photos of Jim Schmidt, Lisa Welch and Tom Finucane, flush right next to first paragraph.]


Winning strategy: avoiding the losers

This period was unusual in that it was characterized by a wide divergence in financial stocks' performance and significant underperformance from some individual companies. As a result, Fund performance was helped more by what we didn't own, or by the amount we were underweighted in poor-performing stocks. Names in this category include American International Group, which had numerous accounting issues at the same time it was named in a bid-rigging investigation launched by New York Attorney General Eliot Spitzer; and Fannie Mae, which continued to deal with accounting issues. While we didn't avoid the names altogether, and they were some of our worst performers, we were fortunate to only have small stakes or, in the case of AIG, an underweighting compared with the index.

"Several of our insurance
 stocks were among out biggest
 contributors to performance..."

Strategic moves bolster results

Early in the period, we significantly reduced our stake in banks on the belief that their valuations were stretched after a lengthy period of outperformance, especially among the small-cap names. This underweighting compared with the index served us well, as banks were hit not only by the combination of rising rates and a flatter yield curve, but also by dramatic slowdown in merger activity after 12 months of heightened activity.

We also increased our exposure to the more market-sensitive financial sectors early in the period, including investment bankers and asset managers, which became the Fund's largest overweightings versus the index. Investment bankers such as Lehman Brothers and Goldman Sachs did well as merger and acquisition activity remained strong.


[Table at top left-hand side of page entitled "Industry distribution 2." The first listing is Investment banking & brokerage - 13%, the second is Diversified banks - 13%, the third is Asset management & custody banks - 10%, the fourth is Other diversified financial services - 10%, the fifth is Life & health insurance - 8%, the sixth is Regional banks - 7%, the seventh is Thrifts & mortgage finance - 6%, the eighth is Reinsurance - 6%, the ninth is Consumer finance - 5%, the tenth is Multi-line insurance - 5%, the eleventh is Property & casualty insurance - 3%, the twelfth is Data processing & outsourced services - 3%, the thirteenth is Insurance brokers
- 1% and the fourteenth is All others - 4%.]

Leaders and detractors

Several of our insurance stocks were among our biggest contributors to performance, including Prudential and Allstate. Their success in the period was not due so much to their fundamentals, as it was to the simple fact that they were viewed as safe havens -- they were not market- or interest rate-sensitive and had no headline risk.


[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to right): Common stocks 94% and Short-term investments & other 6%. ]


The detractors fell either in the category of headline risk, as we mentioned above, or companies that had earnings disappointments or lowered guidance on future earnings. This group included Ambac, MBNA, Bank of New York, Fifth Third Bancorp. and JPMorgan Chase.

A look ahead

Many investors shy away from financial stocks during periods when the Federal Reserve is tightening (i.e. raising interest rates). While we believe it is overly simplistic to judge the attractiveness of the financials entirely by the interest rate cycle, it is true that about two thirds of the time financial shares underperform the market while the Fed is following a restrictive policy. History also shows that the performance of the stocks improves as we approach the end of the tightening. If the economy is indeed losing steam, as recent data suggests, we could be nearing a period where interest rates will stabilize and the relative performance of the stocks may improve.


[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Allstate followed by an up arrow with the phrase "Consistent, predictable earnings and big stock buyback boost the stock." The second listing is Zions Bancorp followed by an up arrow with the phrase "Fights off spread revenue headwinds much better than most banks." The third listing is Ameritrade followed by a down arrow with the phrase "Lethargic online investor activity causes fierce price war."]


The financial stocks are moderately undervalued on a price-to-book or price-earnings basis when compared to historic norms. This is particularly true for the insurance and securities brokerage stocks. Accounting and regulatory concerns have weighed on some of the insurance names, while a slowdown in trading volume and underwritings has hurt the brokers. Many of these companies could benefit as market-related revenues improve later this year. In the interim, we feel that weakness in these shares has created some good investment opportunities.

"If the economy is indeed losing
 steam ... we should be nearing a
 period where interest rates will stabi
 lize and the relative performance of
 the stocks should improve."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                3-14-96      1-14-97       3-1-99       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        -0.23%       -0.74%        3.26%        5.55%
Five years                       2.09         2.06         2.42           --
Since inception                  9.25         5.53         2.10         0.56

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.80        -3.07         0.87         2.57
One year                        -0.23        -0.74         3.26         5.55
Five years                      10.89        10.74        12.68           --
Since inception                124.27        56.23        13.69         2.36

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Standard & Poor's 500 Financial Index and is equal to $29,402 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $23,614 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $22,427 as of April 30, 2005. The fourth line represents the Standard & Poor's 500 Index and is equal to $20,860 as of April 30, 2005.]


                                    Class B 1    Class C 1    Class I 2
Period beginning                    1-14-97       3-1-99       3-1-01
Financial Industries Fund           $15,623      $11,369      $10,236
Index 1                              17,080       10,265        9,980
Index 2                              22,090       13,257       11,366

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor's 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the Standard & Poor's 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,022.90                  $6.98
Class B               1,019.30                  10.50
Class C               1,018.70                  10.50
Class I               1,025.70                   4.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,017.90                  $6.96
Class B               1,014.40                  10.47
Class C               1,014.40                  10.47
Class I               1,020.30                   4.55


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.10%, 2.10% and 0.91% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 93.58%                                                                                     $897,765,024
(Cost $656,889,664)

Asset Management & Custody Banks 9.83%                                                                     94,299,334
Affiliated Managers Group, Inc. (I) (L)                                                       151,600       9,479,548
Bank of New York Co., Inc. (The)                                                              567,500      15,855,950
BlackRock, Inc., (Class A)                                                                    137,700      10,321,992
Franklin Resources, Inc. (L)                                                                  113,500       7,795,180
Legg Mason, Inc. (L)                                                                          198,650      14,076,339
Mellon Financial Corp.                                                                        117,500       3,253,575
State Street Corp.                                                                            725,000      33,516,750

Consumer Finance 5.25%                                                                                     50,410,225
American Express Co. (L)                                                                      660,500      34,808,350
Capital One Financial Corp. (L)                                                                90,000       6,380,100
MBNA Corp.                                                                                    382,500       7,554,375
SLM Corp.                                                                                      35,000       1,667,400

Data Processing & Outsourced Services 2.83%                                                                27,147,990
First Data Corp.                                                                              195,000       7,415,850
Fiserv, Inc. (I)                                                                              321,800      13,612,140
Paychex, Inc. (L)                                                                             200,000       6,120,000

Diversified Banks 13.07%                                                                                  125,419,977
Bank of America Corp.                                                                         887,824      39,987,593
U.S. Bancorp.                                                                                 616,000      17,186,400
Wachovia Corp.                                                                                657,105      33,630,634
Wells Fargo & Co. (L)                                                                         577,500      34,615,350

Diversified Commercial Services 0.95%                                                                       9,081,794
Wright Express Corp. (I)                                                                      543,820       9,081,794

Insurance Brokers 1.18%                                                                                    11,329,544
Marsh & McLennan Cos., Inc. (L)                                                               268,150       7,516,244
Willis Group Holdings Ltd. (Bermuda)                                                          114,000       3,813,300

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Investment Banking & Brokerage 13.42%                                                                    $128,692,561
Alliance Capital Management Holding L.P.                                                       75,000       3,370,500
Ameritrade Holding Corp. (I)                                                                  487,750       5,111,620
Goldman Sachs Group, Inc. (The)                                                               345,000      36,842,550
Lehman Brothers Holdings, Inc. (L)                                                            252,500      23,159,300
Merrill Lynch & Co., Inc. (L)                                                                 765,800      41,299,594
Morgan Stanley                                                                                359,350      18,908,997

Life & Health Insurance 8.12%                                                                              77,878,637
AFLAC, Inc. (L)                                                                               188,800       7,674,720
Conseco, Inc. (I)                                                                             548,320      10,549,677
Genworth Financial, Inc.                                                                      481,517      13,458,400
MetLife, Inc.                                                                                 155,000       6,029,500
Prudential Financial, Inc.                                                                    452,000      25,831,800
Scottish Re Group Ltd. (Cayman Islands) (L)                                                   610,500      14,334,540

Multi-Line Insurance 4.89%                                                                                 46,903,075
American International Group, Inc.                                                            464,100      23,599,485
Assurant, Inc.                                                                                162,950       5,392,015
Hartford Financial Services Group, Inc. (The)                                                 247,500      17,911,575

Other Diversified Financial Services 9.56%                                                                 91,725,741
Citigroup, Inc.                                                                             1,102,000      51,749,920
JPMorgan Chase & Co.                                                                        1,012,000      35,915,880
National Financial Partners Corp.                                                             106,170       4,059,941

Property & Casualty Insurance 3.26%                                                                        31,243,270
ACE, Ltd. (Cayman Islands)                                                                    213,000       9,150,480
Allstate Corp. (The)                                                                          256,500      14,405,040
Ambac Financial Group, Inc. (L)                                                               115,000       7,687,750

Real Estate Investment Trusts 0.41%                                                                         3,935,880
Host Marriott Corp.                                                                           234,000       3,935,880

Regional Banks 7.02%                                                                                       67,384,029
City National Corp.                                                                            93,500       6,591,750
Fifth Third Bancorp.                                                                          370,775      16,128,712
M&T Bank Corp. (L)                                                                            181,500      18,776,175
National City Corp.                                                                           101,660       3,452,374
North Fork Bancorp., Inc.                                                                     212,000       5,967,800
Synovus Financial Corp.                                                                        95,000       2,662,850
Wintrust Financial Corp.                                                                       64,250       2,949,718
Zions Bancorp. (L)                                                                            155,000      10,854,650

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Reinsurance 6.13%                                                                                         $58,807,212
Arch Capital Group Ltd. (Bermuda) (I) (L)                                                     156,000       6,238,440
Assured Guaranty Ltd. (Bermuda)                                                               451,460       8,604,828
Axis Capital Holdings Ltd. (Bermuda)                                                          478,480      12,727,568
PartnerRe Ltd. (Bermuda)                                                                      208,000      12,122,240
RenaissanceRe Holdings Ltd. (Bermuda) (L)                                                     344,800      15,436,696
Transatlantic Holdings, Inc.                                                                   64,000       3,677,440

Specialized Finance 0.80%                                                                                   7,713,620
CIT Group, Inc.                                                                               191,500       7,713,620

Thrifts & Mortgage Finance 6.30%                                                                           60,393,335
Countrywide Financial Corp.                                                                   266,500       9,644,635
Fannie Mae                                                                                    133,800       7,218,510
Freddie Mac                                                                                   307,000      18,886,640
Golden West Financial Corp.                                                                   236,000      14,709,880
Radian Group, Inc.                                                                            125,000       5,553,750
Washington Mutual, Inc.                                                                       106,000       4,379,920

Trading Companies & Distributors 0.56%                                                                      5,398,800
GATX Corp.                                                                                    165,000       5,398,800

                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)          Value
Short-term investments 23.08%                                                                            $221,375,911
(Cost $221,375,911)

Joint Repurchase Agreement 6.26%                                                                           60,064,000
Investment in a joint repurchase agreement transaction
with Bank of America Corp. -- Dated 04-29-05 due
05-02-05 (secured by U.S. Treasury STRIPS due
11-15-10 thru 08-15-25)                                                          2.85%        $60,064      60,064,000

                                                                                               Shares
Cash Equivalents 16.82%                                                                                   161,311,911
AIM Cash Investment Trust (T)                                                             161,311,911     161,311,911

Total investments 116.66%                                                                              $1,119,140,935

Other assets and liabilities, net (16.66%)                                                              ($159,842,486)

Total net assets 100.00%                                                                                 $959,298,449


See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $878,265,575)
including $158,148,933 of securities loaned                    $1,119,140,935
Cash                                                                    4,715
Receivable for investments sold                                     3,707,727
Receivable for shares sold                                            134,631
Dividends and interest receivable                                   1,084,205
Other assets                                                           98,762

Total assets                                                    1,124,170,975

Liabilities
Payable for investments purchased                                     547,486
Payable for shares repurchased                                      2,069,866
Payable upon return of securities loaned                          161,311,911
Payable to affiliates
Management fees                                                       615,337
Distribution and service fees                                          60,794
Other                                                                  87,443
Other payables and accrued expenses                                   179,689

Total liabilities                                                 164,872,526

Net assets
Capital paid-in                                                   654,649,977
Accumulated net realized gain on investments
and foreign currency transactions                                  62,798,096
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies                                             240,878,473
Accumulated net investment income                                     971,903
Net assets                                                       $959,298,449

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($349,110,905 [DIV] 19,704,892 shares)                         $17.72
Class B ($585,349,208 [DIV] 34,368,015 shares)                         $17.03
Class C ($24,827,275 [DIV] 1,458,521 shares)                           $17.02
Class I ($11,061 [DIV] 615 shares)                                     $17.99

Maximum offering price per share
Class A 1 ($17.72 [DIV] 95%)                                           $18.65

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends                                                         $10,579,577
Interest                                                              298,594
Securities lending                                                    116,392

Total investment income                                            10,994,563
Expenses
Investment management fees                                          4,064,065
Class A distribution and service fees                                 478,856
Class B distribution and service fees                               3,525,035
Class C distribution and service fees                                 138,837
Class A, B and C transfer agent fees                                1,485,180
Class I transfer agent fees                                                 3
Accounting and legal services fees                                    115,791
Printing                                                              109,829
Custodian fees                                                         87,834
Miscellaneous                                                          67,698
Professional fees                                                      26,504
Registration and filing fees                                           26,477
Trustees' fees                                                         19,757
Securities lending fees                                                 5,688

Total expenses                                                     10,151,554
Less expense reductions                                              (229,543)

Net expenses                                                        9,922,011

Net investment income                                               1,072,552
Realized and unrealized gain (loss)

Net realized gain on
Investments                                                        63,558,074
Foreign currency transactions                                           3,848
Change in net unrealized appreciation (depreciation) of
Investments                                                       (38,961,640)
Translation of assets and liabilities in foreign currencies            (2,765)

Net realized and unrealized gain                                   24,597,517

Increase in net assets from operations                            $25,670,069

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment income                                $2,053,781    $1,072,552
Net realized gain                                   112,580,705    63,561,922
Change in net unrealized
appreciation (depreciation)                         (45,454,414)  (38,964,405)

Increase in net assets resulting
from operations                                      69,180,072    25,670,069

Distributions to shareholders
From net investment income
Class A                                                      --    (2,000,272)
Class I                                                      --          (132)
From capital gains
Class A                                                      --    (5,613,914)
Class B                                                      --   (14,541,440)
Class C                                                      --      (555,800)
Class I                                                      --          (205)
                                                             --   (22,711,763)
From Fund share transactions                       (337,860,323) (133,530,645)

Net assets
Beginning of period                               1,358,551,039 1,089,870,788

End of period 2                                  $1,089,870,788  $959,298,449

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment income of $1,899,755 and $971,903 respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                  10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $15.92      $20.15      $15.38      $14.27      $16.78      $17.76
Net investment income 2                           0.03        0.03        0.02        0.07        0.12        0.06
Net realized and unrealized
gain (loss) on investments                        4.20       (4.80)      (0.77)       2.44        0.86        0.35
Total from
investment operations                             4.23       (4.77)      (0.75)       2.51        0.98        0.41
Less distributions
From net investment income                          --          --          --          --          --       (0.12)
From net realized gain                              --          --       (0.36)         --          --       (0.33)
                                                    --          --       (0.36)         --          --       (0.45)
Net asset value, end of period                  $20.15      $15.38      $14.27      $16.78      $17.76      $17.72
Total return 3 (%)                               26.57      (23.67)      (5.19) 4    17.59        5.84 4      2.29 4,5
Ratios and supplemental data
Net assets, end of period
(in millions)                                     $701        $468        $357        $345        $304        $349
Ratio of expenses
to average net assets (%)                         1.40        1.37        1.50        1.55        1.45        1.40 6
Ratio of adjusted expenses
to average net assets 7 (%)                         --          --        1.51          --        1.48        1.44 6
Ratio of net investment income
to average net assets                             0.21        0.16        0.13        0.49        0.68        0.71 6
Portfolio turnover (%)                              48         135          70          66          29           9

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                  10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $15.81      $19.88      $15.07      $13.88      $16.20      $17.03
Net investment loss 2                            (0.07)      (0.09)      (0.09)      (0.03)         -- 8        -- 8
Net realized and unrealized
gain (loss) on investments                        4.14       (4.72)      (0.74)       2.35        0.83        0.33
Total from
investment operations                             4.07       (4.81)      (0.83)       2.32        0.83        0.33
Less distributions
From net realized gain                              --          --       (0.36)         --          --       (0.33)
Net asset value, end of period                  $19.88      $15.07      $13.88      $16.20      $17.03      $17.03
Total return 3 (%)                               25.74      (24.20)      (5.85) 4    16.71        5.12 4      1.93 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $2,148      $1,438      $1,058        $977        $757        $585
Ratio of expenses
to average net assets (%)                         2.05        2.03        2.20        2.25        2.15        2.10 6
Ratio of adjusted expenses
to average net assets 7 (%)                         --          --        2.21          --        2.18        2.14 6
Ratio of net investment loss
to average net assets                            (0.44)      (0.50)      (0.57)      (0.22)      (0.02)      (0.02) 6
Portfolio turnover (%)                              48         135          70          66          29           9

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                  10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $15.81      $19.87      $15.06      $13.87      $16.19      $17.03
Net investment loss 2                            (0.10)      (0.09)      (0.09)      (0.03)         -- 8        -- 8
Net realized and unrealized
gain (loss) on investments                        4.16       (4.72)      (0.74)       2.35        0.84        0.32
Total from
investment operations                             4.06       (4.81)      (0.83)       2.32        0.84        0.32
Less distributions
From net realized gain                              --          --       (0.36)         --          --       (0.33)
Net asset value, end of period                  $19.87      $15.06      $13.87      $16.19      $17.03      $17.02
Total return 3 (%)                               25.68      (24.21)      (5.85) 4    16.73        5.19 4      1.87 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                      $58         $54         $40         $37         $29         $25
Ratio of expenses
to average net assets (%)                         2.10        2.07        2.20        2.25        2.15        2.10 6
Ratio of adjusted expenses
to average net assets 7 (%)                         --          --        2.21          --        2.18        2.14 6
Ratio of net investment loss
to average net assets (%)                        (0.57)      (0.52)      (0.57)      (0.22)      (0.02)      (0.01) 6
Portfolio turnover (%)                              48         135          70          66          29           9

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                                  10-31-01 9  10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $18.50      $15.42      $14.40      $16.98      $18.07
Net investment income 2                           0.09        0.12        0.17        0.22        0.11
Net realized and unrealized
gain (loss) on investments                       (3.17)      (0.78)       2.41        0.87        0.35
Total from
investment operations                            (3.08)      (0.66)       2.58        1.09        0.46
Less distributions
From net investment income                          --          --          --          --       (0.21)
From net realized gain                              --       (0.36)         --          --       (0.33)
                                                    --       (0.36)         --          --       (0.54)
Net asset value, end of period                  $15.42      $14.40      $16.98      $18.07      $17.99
Total return 3 (%)                              (16.65) 5    (4.58) 4    17.92        6.42        2.57 5
Ratios and supplemental data
Net assets, end of period
(in millions)                                       $1          $1          -- 10       -- 10       -- 10
Ratio of expenses
to average net assets (%)                         0.88 6      0.89        0.90        0.91        0.91 6
Ratio of adjusted expenses
to average net assets 7 (%)                         --        0.90          --          --          --
Ratio of net investment income
to average net assets (%)                         0.73 6      0.74        1.15        1.21        1.18 6
Portfolio turnover (%)                             135          70          66          29           9


  1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

  2 Based on the average of the shares outstanding.

  3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

  4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

  5 Not annualized.

  6 Annualized.

  7 Does not take into consideration expense reductions during the periods shown.

  8 Less than $0.01 per share.

  9 Class I shares began operations on 3-1-01.

 10 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2005, the Fund loaned securities having a market value of $158,148,933 collateralized by cash in the amount of $161,311,911. The cash collateral was invested in a short-term instrument. Security lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first

$500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund's average daily net asset value in excess of $2,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $82,868 with regard to sales of Class A shares. Of this amount, $12,317 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $48,068 was paid as sales commissions to unrelated broker-dealers and $22,483 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $346,716 for Class B shares and $646 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services") , an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $229,543 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the

Fund. The compensation for the period amounted to $115,791. The Fund also paid the adviser the amount of $257 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 615 Class I shares of beneficial interest of the Fund on April 30, 2005.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 10-31-04          Period ended 4-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       2,078,683     $36,463,451     4,965,020     $89,063,601
Distributions reinvested          --              --       389,027       6,955,808
Repurchased               (5,510,730)    (96,705,896)   (2,767,824)    (50,218,336)
Net increase (decrease)   (3,432,047)   ($60,242,445)    2,586,223     $45,801,073

Class B shares
Sold                       1,544,458     $25,987,636       312,089      $5,451,021
Distributions reinvested          --              --       767,827      13,237,343
Repurchased              (17,419,203)   (294,072,703)  (11,138,101)   (193,730,521)
Net decrease             (15,874,745)  ($268,085,067)  (10,058,185)  ($175,042,157)

Class C shares
Sold                         189,553      $3,218,992        29,990        $523,046
Distributions reinvested          --              --        29,728         512,210
Repurchased                 (754,953)    (12,751,803)     (304,962)     (5,324,817)
Net decrease                (565,400)    ($9,532,811)     (245,244)    ($4,289,561)

Net decrease             (19,872,192)  ($337,860,323)   (7,717,206)  ($133,530,645)


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $95,960,995 and $290,978,809, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $878,946,906. Gross unrealized appreciation and depreciation of investments aggregated $251,105,284 and $10,911,255, respectively, resulting in net unrealized appreciation of $240,194,029. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 57,592,601 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:
                                              WITHHELD
                                 FOR         AUTHORITY
---------------------------------------------------------------------
James F. Carlin           56,533,680         1,058,921
Richard P. Chapman, Jr.   56,534,948         1,057,653
William H. Cunningham     56,529,148         1,063,453
Ronald R. Dion            56,543,354         1,049,247
Charles L. Ladner         56,548,010         1,044,591
Dr. John A. Moore         56,550,340         1,042,261
Patti McGill Peterson     56,527,358         1,065,243
Steven R. Pruchansky      56,549,106         1,043,495
James A. Shepherdson      56,549,045         1,043,556

OUR FAMILY
OF FUNDS

-----------------------------------------------------------
Equity                    Balanced Fund
                          Classic Value Fund
                          Core Equity Fund
                          Focused Equity Fund
                          Greater China Opportunities Fund
                          Growth Trends Fund
                          International Fund
                          Large Cap Equity Fund
                          Large Cap Select Fund
                          Mid Cap Growth Fund
                          Multi Cap Growth Fund
                          Small Cap Fund
                          Small Cap Equity Fund
                          Small Cap Growth Fund
                          Sovereign Investors Fund
                          U.S. Global Leaders Growth Fund

-----------------------------------------------------------
Sector                    Financial Industries Fund
                          Health Sciences Fund
                          Real Estate Fund
                          Regional Bank Fund
                          Technology Fund

-----------------------------------------------------------
Income                    Bond Fund
                          Government Income Fund
                          High Income Fund
                          High Yield Fund
                          Investment Grade Bond Fund
                          Strategic Income Fund

-----------------------------------------------------------
Tax-Free Income           California Tax-Free Income Fund
                          High Yield Municipal Bond Fund
                          Massachusetts Tax-Free Income Fund
                          New York Tax-Free Income Fund
                          Tax-Free Bond Fund

-----------------------------------------------------------
Money Market              Money Market Fund
                          U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

Now available from
John Hancock Funds

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet     www.jhfunds.com

Mail         Regular mail:                         Express mail:
             John Hancock                          John Hancock
             Signature Services, Inc.              Signature Services, Inc.
             1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
             Boston, MA 02217-1000                 529 Main Street
             Charlestown, MA 02129

Phone        Customer service representatives      1-800-225-5291
             24-hour automated information         1-800-338-8080
             TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Financial Industries Fund.


700SA  4/05
       6/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, April 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005